Federal Home Loan Bank Advances and Other Borrowings (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank
At December 31, 2017, there were no advances from the FHLB. At December 31, 2016, FHLB advances consisted of the following (amounts in thousands):

Long-term advance dated January 10, 2007, requiring monthly interest payments, fixed at 4.25%, with a put option exercisable in January 2008 and then quarterly thereafter, principal due in January 2017	$5,000

Scheduled Maturities Of Federal Home Loan Bank Advances and Other Borrowings
At December 31, 2017, scheduled maturities of the Federal Home Loan Bank advances, federal funds purchased of $33,600,000, and other borrowings are as follows (amounts in thousands):

2018	$33,600
2022	$10,000